Inventories (Schedule Of Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories:
Raw materials	$ 73,349	$ 39,434	$ 54,469
Work in process	109,091	85,852	52,379
Finished goods	68,888	48,865	49,263
Total	$ 251,328	$ 174,151	$ 156,111